Common Stock and Additional Paid in Capital - Schedule of Common Stock Conversion into Debt (Details) (10-K) - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019
Business Acquisition [Line Items]
Common shares issued
Fair value		$ 566,555	$ 3,577,005		$ 506,468
Common Stock One [Member]
Business Acquisition [Line Items]
Date issued			Jan. 07, 2020		Jan. 22, 2019
Common shares issued			53,764		10,189
Fair value	[1]		$ 53,226		$ 28,527
Converted balance			20,000	[2]	15,690	[3]
Loss on conversion			$ (33,226)		$ (12,837)
Common Stock Two [Member]
Business Acquisition [Line Items]
Date issued			Feb. 04, 2020		Mar. 11, 2019
Common shares issued			135,802		18,606
Fair value	[1]		$ 127,654		$ 37,211
Converted balance			20,000	[2]	12,280	[3]
Loss on conversion			$ (107,654)		$ (24,931)
Common Stock Three [Member]
Business Acquisition [Line Items]
Date issued			Feb. 07, 2020		Mar. 15, 2019
Common shares issued			151,234		27,137
Fair value	[1]		$ 142,160		$ 54,238
Converted balance			24,500	[2]	17,899	[3]
Loss on conversion			$ (117,660)		$ (36,339)
Common Stock Four [Member]
Business Acquisition [Line Items]
Date issued			Feb. 26, 2020		Jun. 17, 2019
Common shares issued			151,515		45,216
Fair value	[1]		$ 45,455		$ 58,781
Converted balance			20,000	[2]	31,651	[3]
Loss on conversion			$ (25,455)		$ (27,130)
Common Stock Five [Member]
Business Acquisition [Line Items]
Date issued			Feb. 26, 2020		Jun. 20, 2019
Common shares issued			140,151		34,450
Fair value	[1]		$ 39,242		$ 36,517
Converted balance			18,500	[2]	19,895	[3]
Loss on conversion			$ (20,742)		$ (16,622)
Common Stock Six [Member]
Business Acquisition [Line Items]
Date issued			Mar. 09, 2020		Jul. 17, 2019
Common shares issued			170,000		37,900
Fair value	[1]		$ 27,200		$ 33,352
Converted balance			13,090	[2]	5,628	[3]
Loss on conversion			$ (14,110)		$ (27,724)
Common Stock Seven [Member]
Business Acquisition [Line Items]
Date issued			Mar. 09, 2020		Aug. 26, 2019
Common shares issued			195,547		40,000
Fair value	[1]		$ 68,441		$ 27,020
Converted balance			13,000	[2]	6,620	[3]
Loss on conversion			$ (55,441)		$ (20,400)
Common Stock Eight [Member]
Business Acquisition [Line Items]
Date issued			Mar. 11, 2020		Sep. 18, 2019
Common shares issued			180,505		39,500
Fair value	[1]		$ 63,177		$ 49,376
Converted balance			12,000	[2]	8,255	[3]
Loss on conversion			$ (51,177)		$ (41,121)
Common Stock Nine [Member]
Business Acquisition [Line Items]
Date issued			Apr. 01, 2020		Oct. 11, 2019
Common shares issued			140,000		35,000
Fair value	[1]		$ 9,800		$ 44,450
Converted balance			3,889	[2]	13,475	[3]
Loss on conversion			$ (5,911)		$ (30,975)
Common Stock Ten [Member]
Business Acquisition [Line Items]
Date issued			Apr. 01, 2020		Nov. 13, 2019
Common shares issued			220,000		47,500
Fair value	[1]		$ 15,400		$ 77,899
Converted balance			6,666	[2]	18,810	[3]
Loss on conversion			$ (8,734)		$ (59,089)
Common Stock Eleven [Member]
Business Acquisition [Line Items]
Date issued			Apr. 02, 2020		Nov. 07, 2019
Common shares issued			218,678		23,149
Fair value	[1]		$ 16,379		$ 18,519
Converted balance			7,000	[2]	10,000	[3]
Loss on conversion			$ (9,379)		$ (8,519)
Common Stock Twelve [Member]
Business Acquisition [Line Items]
Date issued			Apr. 21, 2020		Dec. 19, 2019
Common shares issued			264,026		48,889
Fair value	[1]		$ 24,649		$ 40,578
Converted balance			8,000	[2]	22,000	[3]
Loss on conversion			$ (16,649)		$ (18,578)
Common Stock Thirteen [Member]
Business Acquisition [Line Items]
Date issued			May 15, 2020
Common shares issued			258,000
Fair value	[1]		$ 25,800
Converted balance	[2]		7,166
Loss on conversion			$ (18,634)
Common Stock Fourteen [Member]
Business Acquisition [Line Items]
Date issued			May 19, 2020
Common shares issued			426,000
Fair value	[1]		$ 80,940
Converted balance	[2]		17,338
Loss on conversion			$ (63,602)
Common Stock Fifteen [Member]
Business Acquisition [Line Items]
Date issued			May 19, 2020
Common shares issued			675,675
Fair value	[1]		$ 100,000
Converted balance	[2]		30,000
Loss on conversion			$ (70,000)
Common Stock Sixteen [Member]
Business Acquisition [Line Items]
Date issued			May 19, 2020
Common shares issued			350,000
Fair value	[1]		$ 33,250
Converted balance	[2]		12,705
Loss on conversion			$ (20,545)
Common Stock Seventeen [Member]
Business Acquisition [Line Items]
Date issued			May 19, 2020
Common shares issued			337,837
Fair value	[1]		$ 50,000
Converted balance	[2]		15,000
Loss on conversion			$ (35,000)
Common Stock Eighteen [Member]
Business Acquisition [Line Items]
Date issued			May 21, 2020
Common shares issued			298,606
Fair value	[1]		$ 56,735
Converted balance	[2]		13,258
Loss on conversion			$ (43,477)
Common Stock Nineteen [Member]
Business Acquisition [Line Items]
Date issued			May 21, 2020
Common shares issued			611,111
Fair value	[1]		$ 116,111
Converted balance	[2]		27,750
Loss on conversion			$ (88,361)
Common Stock Twenty [Member]
Business Acquisition [Line Items]
Date issued			Jul. 08, 2020
Common shares issued			500,000
Fair value	[1]		$ 45,000
Converted balance	[2]		10,500
Loss on conversion			$ (34,500)
Common Stock Twenty One [Member]
Business Acquisition [Line Items]
Date issued			Jul. 08, 2020
Common shares issued			857,142
Fair value	[1]		$ 72,857
Converted balance	[2]		18,000
Loss on conversion			$ (54,857)
Common Stock Twenty Two [Member]
Business Acquisition [Line Items]
Date issued			Jul. 08, 2020
Common shares issued			600,000
Fair value	[1]		$ 22,800
Converted balance	[2]		11,549
Loss on conversion			$ (11,251)
Common Stock Twenty Three [Member]
Business Acquisition [Line Items]
Date issued			Jul. 08, 2020
Common shares issued			639,846
Fair value	[1]		$ 51,188
Converted balance	[2]		13,437
Loss on conversion			$ (37,751)
Common Stock Twenty Four [Member]
Business Acquisition [Line Items]
Date issued			Jul. 08, 2020
Common shares issued			880,952
Fair value	[1]		$ 70,476
Converted balance	[2]		18,500
Loss on conversion			$ (51,976)
Common Stock Twenty Five [Member]
Business Acquisition [Line Items]
Date issued			Jul. 10, 2020
Common shares issued			809,523
Fair value	[1]		$ 29,952
Converted balance	[2]		17,000
Loss on conversion			$ (12,952)
Common Stock Twenty Six [Member]
Business Acquisition [Line Items]
Date issued			Jul. 17, 2020
Common shares issued			1,121,212
Fair value	[1]		$ 55,948
Converted balance	[2]		18,500
Loss on conversion			$ (37,448)
Common Stock Twenty Seven [Member]
Business Acquisition [Line Items]
Date issued			Jul. 17, 2020
Common shares issued			1,151,515
Fair value	[1]		$ 46,291
Converted balance	[2]		19,500
Loss on conversion			$ (26,791)
Common Stock Twenty Eight [Member]
Business Acquisition [Line Items]
Date issued			Jul. 20, 2020
Common shares issued			1,130,000
Fair value	[1]		$ 45,426
Converted balance	[2]		17,091
Loss on conversion			$ (28,335)
Common Stock Twenty Nine [Member]
Business Acquisition [Line Items]
Date issued			Jul. 23, 2020
Common shares issued			879,157
Fair value	[1]		$ 43,870
Converted balance	[2]		14,506
Loss on conversion			$ (29,364)
Common Stock Thirty [Member]
Business Acquisition [Line Items]
Date issued			Aug. 03, 2020
Common shares issued			1,309,824
Fair value	[1]		$ 35,234
Converted balance	[2]		14,146
Loss on conversion			$ (21,088)
Common Stock Thirty One [Member]
Business Acquisition [Line Items]
Date issued			Aug. 03, 2020
Common shares issued			1,638,117
Fair value	[1]		$ 33,991
Converted balance	[2]		17,692
Loss on conversion			$ (16,299)
Common Stock Thirty Two [Member]
Business Acquisition [Line Items]
Date issued			Aug. 10, 2020
Common shares issued			1,412,525
Fair value	[1]		$ 30,553
Converted balance	[2]		15,255
Loss on conversion			$ (15,298)
Common Stock Thirty Three [Member]
Business Acquisition [Line Items]
Date issued			Aug. 13, 2020
Common shares issued			1,000,000
Fair value	[1]		$ 20,100
Converted balance	[2]		15,000
Loss on conversion			$ (5,100)
Common Stock Thirty Four [Member]
Business Acquisition [Line Items]
Date issued			Aug. 13, 2020
Common shares issued			1,130,000
Fair value	[1]		$ 25,877
Converted balance	[2]		11,311
Loss on conversion			$ (14,566)
Common Stock Thirty Five [Member]
Business Acquisition [Line Items]
Date issued			Aug. 13, 2020
Common shares issued			1,465,201
Fair value	[1]		$ 29,451
Converted balance	[2]		16,000
Loss on conversion			$ (13,451)
Common Stock Thirty Six [Member]
Business Acquisition [Line Items]
Date issued			Aug. 19, 2020
Common shares issued			1,484,615
Fair value	[1]		$ 22,269
Converted balance	[2]		19,300
Loss on conversion			$ (2,969)
Common Stock Thirty Seven [Member]
Business Acquisition [Line Items]
Date issued			Aug. 25, 2020
Common shares issued			1,750,000
Fair value	[1]		$ 125,125
Converted balance	[2]		11,340
Loss on conversion			$ (113,785)
Common Stock Thirty Eight [Member]
Business Acquisition [Line Items]
Date issued			Aug. 25, 2020
Common shares issued			1,483,146
Fair value	[1]		$ 106,045
Converted balance	[2]		13,200
Loss on conversion			$ (92,845)
Common Stock Thirty Nine [Member]
Business Acquisition [Line Items]
Date issued			Aug. 25, 2020
Common shares issued			620,033
Fair value	[1]		$ 44,332
Converted balance	[2]		4,018
Loss on conversion			$ (40,314)
Common Stock Forty [Member]
Business Acquisition [Line Items]
Date issued			Aug. 25, 2020
Common shares issued			1,490,000
Fair value	[1]		$ 106,535
Converted balance	[2]		8,851
Loss on conversion			$ (97,684)
Common Stock Forty One [Member]
Business Acquisition [Line Items]
Date issued			Aug. 25, 2020
Common shares issued			1,893,939
Fair value	[1]		$ 135,417
Converted balance	[2]		12,500
Loss on conversion			$ (122,917)
Common Stock Forty Two [Member]
Business Acquisition [Line Items]
Date issued			Aug. 26, 2020
Common shares issued			1,818,182
Fair value	[1]		$ 130,000
Converted balance	[2]		12,000
Loss on conversion			$ (118,000)
Common Stock Forty Three [Member]
Business Acquisition [Line Items]
Date issued			Aug. 27, 2020
Common shares issued			1,808,989
Fair value	[1]		$ 156,839
Converted balance	[2]		16,100
Loss on conversion			$ (140,739)
Common Stock Forty Four [Member]
Business Acquisition [Line Items]
Date issued			Aug. 31, 2020
Common shares issued			1,808,989
Fair value	[1]		$ 84,842
Converted balance	[2]		16,100
Loss on conversion			$ (68,742)
Common Stock Forty Five [Member]
Business Acquisition [Line Items]
Date issued			Sep. 01, 2020
Common shares issued			1,560,000
Fair value	[1]		$ 79,560
Converted balance	[2]		9,266
Loss on conversion			$ (70,294)
Common Stock Forty Six [Member]
Business Acquisition [Line Items]
Date issued			Sep. 02, 2020
Common shares issued			1,808,989
Fair value	[1]		$ 80,283
Converted balance	[2]		16,100
Loss on conversion			$ (64,183)
Common Stock Forty Seven [Member]
Business Acquisition [Line Items]
Date issued			Sep. 09, 2020
Common shares issued			1,808,989
Fair value	[1]		$ 66,119
Converted balance	[2]		16,100
Loss on conversion			$ (50,019)
Common Stock Forty Eight [Member]
Business Acquisition [Line Items]
Date issued			Sep. 10, 2020
Common shares issued			2,727,273
Fair value	[1]		$ 92,045
Converted balance	[2]		18,000
Loss on conversion			$ (74,045)
Common Stock Forty Nine [Member]
Business Acquisition [Line Items]
Date issued			Sep. 14, 2020
Common shares issued			1,560,000
Fair value	[1]		$ 46,566
Converted balance	[2]		9,266
Loss on conversion			$ (37,300)
Common Stock Fifty [Member]
Business Acquisition [Line Items]
Date issued			Sep. 17, 2020
Common shares issued			345,291
Fair value	[1]		$ 12,879
Converted balance	[2]		7,700
Loss on conversion			$ (5,179)
Common Stock Fifty One [Member]
Business Acquisition [Line Items]
Date issued			Sep. 18, 2020
Common shares issued			2,938,117
Fair value	[1]		$ 113,705
Converted balance	[2]		19,039
Loss on conversion			$ (94,666)
Common Stock Fifty Two [Member]
Business Acquisition [Line Items]
Date issued			Sep. 22, 2020
Common shares issued			1,515,151
Fair value	[1]		$ 57,879
Converted balance	[2]		10,000
Loss on conversion			$ (47,879)
Common Stock Fifty Three [Member]
Business Acquisition [Line Items]
Date issued			Sep. 24, 2020
Common shares issued			412,831
Fair value	[1]		$ 51,232
Converted balance	[2]		5,699
Loss on conversion			$ (45,533)
Common Stock Fifty Four [Member]
Business Acquisition [Line Items]
Date issued			Sep. 29, 2020
Common shares issued			2,600,000
Fair value	[1]		$ 310,700
Converted balance	[2]		15,444
Loss on conversion			$ (295,256)
Common Stock [Member]
Business Acquisition [Line Items]
Common shares issued			52,937,999		407,536
Fair value	[1]		$ 3,577,005		$ 506,468
Converted balance			777,872	[2]	182,203	[3]
Loss on conversion			$ (2,799,133)		$ (324,265)

[1]	Fair values are derived based on the closing price of the Company's common stock on the date of the conversion notice.
[2]	Converted balance includes portions of principal, accrued interest, financing fees, interest penalties and other fees converted upon the issuance of shares of common stock.
[3]	Converted balance includes portions of principal, accrued interest, accounts payable, financing fees and interest penalties converted upon the issuance of shares of common stock.